Schedule of ESOP Debt Payable (Details) $ in Thousands	Dec. 31, 2017 USD ($)
ESOP Loan [Line Items]
ESOP Loan, Principal balance payable in 2018	$ 563
ESOP Loan, Principal balance payable in 2019	587
ESOP Loan, Principal balance payable in 2020	152
ESOP Loan, Principal balance payable in 2021	157
ESOP Loan, Principal balance payable in 2022	162
ESOP Loan, Principal balance payable Thereafter	1,499
ESOP Loan	$ 3,120